Guarantee commitments to third parties and other contingent assets and liabilities	12 Months Ended
Dec. 31, 2017
Guarantee commitments to third parties and other contingent assets and liabilities
Guarantee commitments to third parties and other contingent assets and liabilities

24.   Guarantee commitments to third parties and other contingent assets and liabilities

Guarantee commitments to third parties

As of December 31, 2017 and 2016, the Company has provided bank guarantees commitments to third parties amounting $18,943 thousand and $43,944 thousand, respectively. Management believes that any unforeseen liabilities at December 31, 2017 and 2016 that might arise from the guarantees given would not be material.

Contingent assets

In 2015, FerroAtlántica Group filed a claim to recover the initial joint venture contribution of approximately $22,000 thousand from its counterparty in relation to the Joint Venture Agreement between FerroAtlántica Group and Zeus Mineraçao Ltda., José Rubens Moretti Junior and Guilherme Moretti. There was an arbitration hearing in April 2015 and, on June 10, 2016, an award of $22,000 thousand, plus costs, was confirmed in favor of FerroAtlántica. The defendants have since applied to the Brazilian courts to annul the award and the parties are awaiting an order on the request.  While the Company intends to continue to pursue recovery, the Company considers recovery against the claim unlikely due to the apparent financial condition of the respondents and has written off the full amount of the claim as of December 31, 2016 and December 31, 2017.

Contingent liabilities

In the ordinary course of its business, Ferroglobe is subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes and employment, environmental, health and safety matters. Although we cannot predict with certainty the ultimate resolution of lawsuits, investigations, claims and proceedings asserted against it, we do not believe any currently pending legal proceeding to which it is a party will have a material adverse effect on its business, prospects, financial condition, cash flows, results of operations or liquidity.

Asbestos claims

Certain employees of FerroPem, S.A.S., then known as Pechiney Electrometallurgie, S.A. (“PEM”), may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica Group’s purchase of that business in December 2004. During the period in question, PEM was wholly-owned by Pechiney Bâtiments, S.A., which had certain indemnification obligations to our FerroAtlántica Group division pursuant to the 2003 Share Sale and Purchase Agreement under which our FerroAtlántica Group acquired PEM.  As of the date of this annual report, approximately 89 such employees have “declared” asbestos-related injury to the French social security agencies, based either on the occurrence of work accidents (“accident du travail”) or on administrative recognition of an occupational disease (“maladie professionelle”). Of these, 51 cases are closed, approximately 38 are pending before the French social security agencies or courts and, of the latter, 17 include assertions of “inexcusable negligence” (“faute inexcusable”) which, if upheld, may lead to material liability on the part of FerroPem.  Other employees may declare further asbestos-related injuries in the future, and may likewise assert inexcusable negligence. In 2016, FerroPem initiated an arbitration process seeking to enforce indemnification provisions in the Share Sale and Purchase Agreement against Río Tinto France as successor to Pechiney Bâtiments with respect to pending asbestos claims.  On July 11, 2017, however, the claims in arbitration were denied in their entirety on various grounds, including that the claims were untimely, and Ferropem is without further recourse against Río Tinto. Litigation against, and material liability on the part of, FerroPem will not necessarily arise in each case, and to date a majority of such declared injuries have been minor and have not led to significant liability on Ferropem’s part. Whether material liability will arise is determined case-by-case, often over a period of years, depending on, inter alia, the evolution of the claimant’s asbestos-related condition, the possibility that the claimant was exposed while working for other employers and, where asserted, the claimant’s ability to prove inexcusable negligence on FerroPem’s part. Because of such uncertainties, no reliable estimate can be made at this time of FerroPem’s eventual liability in these matters, with exception of three grave cases that have been litigated through the appeal process and in which claimants’ assertions of inexcusable negligence were upheld. Liabilities in respect to this matter have been recorded at December 31, 2017 at an estimated amount of $2,339 thousand in Provisions for litigation in progress.

Environmental matters

On August 31, 2016, the U.S. Department of Justice (the “DOJ”) requested a meeting with GMI to discuss potential resolution of a July 1, 2015 NOV/FOV that GMI received from the U.S. Environmental Protection Agency (the “EPA”) alleging certain violations of the Prevention of Significant Deterioration (“PSD”) and New Source Performance Standards provisions of the Clean Air Act associated with a 2013 project performed at GMI’s Beverly facility. Specifically, the July 2015 NOV/FOV alleges violations of the facility’s existing operating and construction permits, including allegations related to opacity emissions, sulfur dioxide and particulate matter emissions, and failure to keep necessary records and properly monitor certain equipment. On October 27, 2016, GMI met with the DOJ and the EPA to discuss the alleged violations, GMI’s preliminary assessment of those alleged violations, and its possible defenses to the NOV/FOV. As a result of that meeting, GMI has agreed to the government’s request that GMI prepare an assessment of Best Available Control Technologies (“BACT”) that could be applicable to the facility under the federal PSD program, to conduct a ventilation study to assess emissions at the facility, and to continue discussions with the government regarding an appropriate resolution of the NOV/FOV by consent. In February 2017, the EPA formally issued a request under Section 114 of the Clean Air Act, requiring GMI to conduct the ventilation study that GMI had previously agreed to conduct. On January 4, 2017, GMI received a second NOV/FOV dated December 6, 2016, arising from the same facts as the July 2015 NOV/FOV and subsequent EPA inspections. The second NOV/FOV alleges opacity exceedances at certain units, failure to prevent the release of particulate emissions through the use of furnace hoods at a certain unit, and the failure to install Reasonably Available Control Measures (as defined) at certain emission units at the Beverly facility. As part of the on‑going consent process to resolve the NOVs/FOVs, the government could demand that GMI install additional pollution control equipment and/or implement other measures to reduce emissions from the facility, as well as pay a civil penalty. GMI’s environmental consultants have completed the ventilation study and a Ventilation Evaluation Report documenting the same, which GMI provided to EPA on October 6, 2017.  Since that time, GMI and the government have continued negotiations regarding potential resolution of the NOV/FOVs, which negotiations are ongoing.  At this time, however, GMI does not know the extent of potential injunctive relief or the amount of a civil penalty a negotiated resolution of this matter may entail. Should the DOJ and GMI be unable to reach a negotiated resolution of the NOVs/FOVs, the government could institute formal legal proceedings for injunctive relief and civil penalties. The statutory maximum penalty is $93,750 per day per violation, from April 2013 to the present.